Schedule of investments
Delaware Ivy Large Cap Growth Fund
December 31, 2023 (Unaudited)
	Number of shares	Value (US $)
Common Stocks — 99.15%♦
Communication Services — 8.48%
Alphabet Class A †	2,465,662	$ 344,428,325
Alphabet Class C †	406,156	57,239,565
Electronic Arts	961,607	131,557,454
		533,225,344
Consumer Discretionary — 12.53%
Amazon.com †	2,554,950	388,199,103
Booking Holdings †	24,263	86,066,199
Ferrari	402,102	136,083,380
Home Depot	88,654	30,723,044
LVMH Moet Hennessy Louis Vuitton ADR	596,394	96,884,205
NIKE Class B	462,737	50,239,356
		788,195,287
Consumer Staples — 2.28%
Coca-Cola	2,439,300	143,747,949
		143,747,949
Financials — 11.16%
Intercontinental Exchange	1,466,355	188,323,973
S&P Global	326,722	143,927,575
Visa Class A	1,420,738	369,889,138
		702,140,686
Healthcare — 11.74%
Cooper	265,780	100,581,783
Danaher	754,889	174,636,021
Intuitive Surgical †	279,657	94,345,086
UnitedHealth Group	469,775	247,322,444
Veeva Systems Class A †	306,979	59,099,597
Zoetis	318,270	62,816,950
		738,801,881
Industrials — 9.34%
Broadridge Financial Solutions	591,681	121,738,366
Equifax	519,022	128,348,950
JB Hunt Transport Services	491,669	98,205,966
TransUnion	549,552	37,759,718
Union Pacific	49,954	12,269,701
Verisk Analytics	228,952	54,687,475
	Number of shares	Value (US $)
Common Stocks♦ (continued)
Industrials (continued)
Waste Connections	902,936	$ 134,781,257
		587,791,433
Information Technology — 40.22%
Adobe †	156,515	93,376,849
Apple	2,346,265	451,726,401
Autodesk †	292,792	71,288,996
Intuit	304,512	190,329,135
Microsoft	2,304,232	866,483,401
Motorola Solutions	657,122	205,738,327
NVIDIA	614,151	304,139,858
Salesforce †	454,063	119,482,138
VeriSign †	1,106,298	227,853,136
		2,530,418,241
Real Estate — 3.40%
CoStar Group †	2,449,676	214,077,186
		214,077,186
Total Common Stocks (cost $2,672,886,817)		6,238,398,007

Total Value of Securities—99.15% (cost $2,672,886,817)		6,238,398,007
Receivables and Other Assets Net of Liabilities—0.85%		53,625,932
Net Assets Applicable to 200,518,456 Shares Outstanding—100.00%		$6,292,023,939
♦	Narrow industries are utilized for compliance purposes for concentration whereas broad sectors are used for financial reporting.
†	Non-income producing security.
Summary of abbreviations:
ADR – American Depositary Receipt
S&P – Standard & Poor’s Financial Services LLC
NQ- IV067 [1223] 0224 (3377348)    1